Annual Total Returns- JPMorgan Core Plus Bond Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Core Plus Bond Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.00%	7.32%	0.42%	6.39%	0.35%	4.25%	4.32%	(0.06%)	8.93%	7.86%